Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments that are Measured at Fair Value
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair Value Measurements at December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$3,219,586	$3,219,586	$—	$—

Mutual funds	4,176,588	4,176,588	—	—

Self-directed brokerage accounts	251,526	251,526	—	—
Total investments in the fair value hierarchy	7,647,700	$7,647,700	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	162,022,809
Total separate trust accounts	162,022,809
Total investments at fair value	$169,670,509

	Fair Value Measurements at December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$4,594,251	$4,594,251	$—	$—

Mutual funds	3,284,281	3,284,281	—	—

Self-directed brokerage accounts	167,462	167,462	—	—
Total investments in the fair value hierarchy	8,045,994	$8,045,994	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	137,498,677
Total separate trust accounts	137,498,677
Total investments at fair value	$145,544,671